Note 3 - Discontinued Operations - Summary of Discontinued Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total current assets of discontinued operations	$ 1,931	$ 1,848
Total non-current assets of discontinued operations	13,936	15,248
Total current liabilities of discontinued operations	4,620	5,648
Total non-current liabilities of discontinued operations	3,995	4,800
DSUVIA [Member] | Discontinued Operations [Member]
Total revenues	1,771	2,440
Cost of goods sold	1,508	1,959
Selling, general and administrative expense	9,744	16,670
Research and development expenses	1,852	1,660
Loss from operations	11,333	17,849
Interest expense	37	98
Loss from discontinued operations before loss on disposal	11,370	17,947
Cash and cash equivalents	0	0
Accounts receivable, net	309	160
Inventories	1,178	1,111
Prepaid expenses and other current assets	444	577
Total current assets of discontinued operations	1,931	1,848
Property, plant and equipment, net	10,261	11,021
Operating lease right-of-use assets	3,499	4,031
Other assets	176	196
Total non-current assets of discontinued operations	13,936	15,248
Total assets of discontinued operations	15,867	17,096
Accounts payable	784	1,204
Accrued liabilities	1,720	3,008
Operating lease liabilities, current portion	1,601	886
Note payable, current portion	400	463
Deferred revenue, current portion	115	87
Total current liabilities of discontinued operations	4,620	5,648
Operating lease liabilities, net of current portion	2,959	3,649
Deferred revenue, net of current portion	1,036	1,151
Total non-current liabilities of discontinued operations	3,995	4,800
Total liabilities of discontinued operations	8,615	10,448
Net assets of discontinued operations	7,252	6,648
Depreciation and amortization	1,465	1,537
Stock-based compensation	250	779
Inventory impairment charge	40	723
Non-cash interest expense related to debt financing	$ (37)	$ (98)